Earnings (loss) per ordinary share - Antidilutive (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Potential ordinary shares excluded from calculation of diluted (loss) earnings per share because their effect would be anti-dilutive	4,359,436	3,411,974	445,008